Loans	12 Months Ended
Sep. 30, 2014
Receivables [Abstract]
Loans

4. Loans

The composition of net loans as of September 30, 2014 and 2013, is as follows (in thousands):

	2014	2013
Residential real estate	$901,605	$906,469
Commercial real estate	2,541,194	2,311,974
Commercial non real estate	1,571,640	1,481,756
Agriculture	1,681,209	1,587,248
Consumer	90,086	101,477
Other	34,243	24,711

	6,819,977	6,413,635
Less:
Allowance for loan losses	(47,518)	(55,864)
Unamortized discount on acquired loans	(25,638)	(34,717)
Unearned net deferred fees and costs and loans in process	(6,872)	(16,245)

	$6,739,949	$6,306,809

The loan breakouts above include loans covered by FDIC loss sharing agreements totaling $234.04 million and $347.41 million as of September 30, 2014 and 2013, respectively, residential real estate loans held for sale totaling $10.38 million and $8.27 million at September 30, 2014 and 2013, respectively, and $985.41 million and $841.86 million of loans and written loan commitments accounted for at fair value as of September 30, 2014 and 2013, respectively.

Unamortized net deferred fees and costs totaled $6.27 million and $5.19 million as of September 30, 2014 and 2013, respectively.

Loans in process represent loans that have been funded as of the balance sheet dates but not classified into a loan category and loan payments received as of the balance sheet dates that have not been applied to individual loan accounts. Loans in process totaled $0.60 million and $11.05 million as of September 30, 2014 and 2013, respectively.

Loans guaranteed by agencies of the U.S. government totaled $106.46 million and $104.04 million at September 30, 2014 and 2013, respectively.

Principal balances of residential real estate loans sold totaled $214.25 million and $450.01 million for the years end September 30, 2014 and 2013, respectively.

The following table presents the Company’s nonaccrual loans at September 30, 2014 and 2013 (in thousands), excluding loans covered under the FDIC loss-sharing agreements. Loans greater than 90 days past due and still accruing interest as of September 30, 2014 and 2013, were not significant.

Nonaccrual loans	2014	2013
Residential real estate	$6,671	$8,746
Commercial real estate	20,767	57,652
Commercial non real estate	4,908	6,641
Agriculture	11,453	8,236
Consumer	146	226

Total	$43,945	$81,501

The following table (in thousands) presents the Company’s past due loans at September 30, 2014 and 2013. This table is presented net of unamortized discount on acquired loans and excludes loans measured at fair value with changes in fair value reported in earnings of $985.41 million for 2014 and $841.86 million for 2013.

As of September 30, 2014	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Financing Receivables
Residential real estate	$675	$611	$2,581	$3,867	$760,887	$764,754
Commercial real estate	11,050	819	3,384	15,253	1,988,585	2,003,838
Commercial non real estate	1,761	6,228	744	8,733	1,303,925	1,312,658
Agriculture	16	368	4,205	4,589	1,364,960	1,369,549
Consumer	244	18	49	311	89,528	89,839
Other	—	—	—	—	34,243	34,243

	13,746	8,044	10,963	32,753	5,542,128	5,574,881
Loans covered by FDIC loss sharing agreements	1,960	1,252	3,728	6,940	227,096	234,036

Total	$15,706	$9,296	$14,691	$39,693	$5,769,224	$5,808,917

As of September 30, 2013	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Financing Receivables
Residential real estate	$625	$955	$4,942	$6,522	$721,333	$727,855
Commercial real estate	431	158	9,639	10,228	1,797,884	1,808,112
Commercial non real estate	1,342	198	2,821	4,361	1,219,731	1,224,092
Agriculture	102	4,040	2,867	7,009	1,297,208	1,304,217
Consumer	340	65	44	449	100,214	100,663
Other	—	—	—	—	24,711	24,711

	2,840	5,416	20,313	28,569	5,161,081	5,189,650
Loans covered by FDIC loss sharing agreements	1,307	3,861	6,632	11,800	335,608	347,408

Total	$4,147	$9,277	$26,945	$40,369	$5,496,689	$5,537,058

The composition of the loan portfolio by internal risk rating is as follows as of September 30, 2014 and 2013. This table (in thousands) is presented net of unamortized discount on acquired loans and excludes loans measured at fair value with changes in fair value reported in earnings of $985.41 million for 2014 and $841.86 million for 2013:

As of September 30, 2014	Residential Real Estate	Commercial Real Estate	Commercial Non Real Estate	Agriculture	Consumer	Other	Total
Credit Risk Profile by Internally Assigned Grade
Grade:
Pass	$747,485	$1,867,866	$1,218,558	$1,202,145	$89,197	$34,243	$5,159,494
Watchlist	5,320	84,132	65,628	132,262	381	—	287,723
Substandard	11,290	51,692	27,499	35,107	242	—	125,830
Doubtful	659	148	798	35	19	—	1,659
Loss	—	—	175	—	—	—	175

Ending balance	764,754	2,003,838	1,312,658	1,369,549	89,839	34,243	5,574,881
Loans covered by FDIC loss sharing agreements	127,115	95,467	9,390	2,004	60	—	234,036

Total	$891,869	$2,099,305	$1,322,048	$1,371,553	$89,899	$34,243	$5,808,917

As of September 30, 2013	Residential Real Estate	Commercial Real Estate	Commercial Non Real Estate	Agriculture	Consumer	Other	Total
Credit Risk Profile by Internally Assigned Grade
Grade:
Pass	$707,859	$1,652,694	$1,144,131	$1,192,357	$100,087	$24,711	$4,821,839
Watchlist	5,779	72,924	52,576	87,596	164	—	219,039
Substandard	13,039	78,244	23,538	23,963	398	—	139,182
Doubtful	1,178	4,250	3,847	301	14	—	9,590
Loss	—	—	—	—	—	—	—

Ending balance	727,855	1,808,112	1,224,092	1,304,217	100,663	24,711	5,189,650
Loans covered by FDIC loss sharing agreements	167,835	150,745	28,163	525	140	—	347,408

Total	$895,690	$1,958,857	$1,252,255	$1,304,742	$100,803	$24,711	$5,537,058

Impaired Loans

The following table presents the Company’s impaired loans (in thousands). This table excludes loans covered by FDIC loss sharing agreements:

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment
September 30, 2014
Impaired loans:
With an allowance recorded:
Residential real estate	$12,107	$12,737	$2,529	$13,572
Commercial real estate	62,155	64,597	2,017	84,490
Commercial non real estate	32,522	37,882	3,927	31,827
Agriculture	35,528	37,958	1,155	30,546
Consumer	280	491	51	346

	$142,592	$153,665	$9,679	$160,781

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment
September 30, 2013
Impaired loans:
With an allowance recorded:
Residential real estate	$15,037	$16,815	$3,217	$15,716
Commercial real estate	106,824	123,523	5,341	106,780
Commercial non real estate	31,132	32,557	5,607	34,817
Agriculture	25,563	29,632	3,022	15,522
Consumer	412	656	90	554

	$178,968	$203,183	$17,277	$173,389

There were no impaired loans with no valuation allowance as of September 30, 2014 or 2013. Interest income recognized on impaired loans was $5.87 million and $7.87 million for the years ended September 30, 2014 and 2013, respectively.

Valuation adjustments made to repossessed properties for the years ended September 30, 2014 and 2013, totaled $9.69 million and $4.03 million, respectively, and are included in other noninterest expense.

Troubled Debt Restructured Loans

Included in certain loan categories in the impaired loans are troubled debt restructurings (“TDRs”) that were classified as impaired. These TDRs do not include purchased impaired loans. When the Company grants concessions to borrowers such as reduced interest rates or extensions of loan periods that would not be considered other than because of borrowers’ financial difficulties, the modification is considered a TDR. Specific reserves included in the allowance for loan losses for TDRs were $3.18 million and $6.43 million at September 30, 2014 and 2013, respectively. Commitments to lend additional funds to borrowers whose loans were modified in a TDR were not significant as of September 30, 2014 or 2013.

The following table presents the recorded value of the Company’s TDR balances as of September 30, 2014 and 2013 (in thousands):

	September 30, 2014		September 30, 2013
	Accruing	Nonaccrual	Accruing	Nonaccrual
Residential real estate	$1,112	$1,730	$662	$1,100
Commercial real estate	25,177	6,884	29,373	49,736
Commercial non real estate	6,753	1,785	4,769	5,007
Agriculture	3,780	9,994	4,326	7,268
Consumer	35	22	—	29

Total	$36,857	$20,415	$39,130	$63,140

The following table presents a summary of all accruing loans restructured in TDRs during the years ended September 30, 2014 and 2013:

	Year ended September 30, 2014			Year ended September 30, 2013
($ in thousands)	Number	Recorded Investment		Number	Recorded Investment
		Pre- Modification	Post- Modification		Pre- Modification	Post- Modification
Residential real estate
Rate modification	—	$—	$—	—	$—	$—
Term extension	6	206	206	7	663	663
Payment modification	6	474	474	—	—	—
Bankruptcy	9	338	338	1	5	5
Other	2	49	49	—	—	—

Total residential real estate	23	1,067	1,067	8	668	668

Commercial real estate
Rate modification	—	—	—	2	990	990
Term extension	3	109	109	7	4,158	4,158
Payment modification	2	2,911	2,911	3	13,497	13,497
Bankruptcy	—	—	—	—	—	—
Other	—	—	—	—	—	—

Total commercial real estate	5	3,020	3,020	12	18,645	18,645

Commercial non real estate
Rate modification	—	—	—	1	529	529
Term extension	7	2,183	2,183	10	14,851	14,851
Payment modification	10	3,593	3,593	9	2,759	2,759
Bankruptcy	—	—	—	—	—	—
Other	5	945	945	—	—	—

Total commercial non real estate	22	6,721	6,721	20	18,139	18,139

Agriculture
Rate modification	—	—	—	—	—	—
Term extension	5	2,755	2,755	6	2,008	2,008
Payment modification	—	—	—	2	1,949	1,949
Bankruptcy	—	—	—	—	—	—
Other	—	—	—	—	—	—

Total agriculture	5	2,755	2,755	8	3,957	3,957

Consumer
Rate modification	—	—	—	—	—	—
Term extension	—	—	—	1	3	3
Payment modification	4	21	21	—	—	—
Bankruptcy	—	—	—	—	—	—
Other	2	28	28	—	—	—

Total consumer	6	49	49	1	3	3

Total accruing	61	$13,612	$13,612	49	$41,412	$41,412

Change in recorded investment due to principal paydown at time of modification	—	—		—	—	—
Change in recorded investment due to chargeoffs at time of modification	—	—	—	—	—

The following table presents a summary of all non-accruing loans restructured in TDRs during the years ended September 30, 2014 and 2013:

	Year ended September 30, 2014			Year ended September 30, 2013
($ in thousands)	Number	Recorded Investment		Number	Recorded Investment
		Pre- Modification	Post- Modification		Pre- Modification	Post- Modification
Residential real estate
Rate modification	5	$119	$119	—	$—	$—
Term extension	13	351	351	15	638	638
Payment modification	6	219	219	—	—	—
Bankruptcy	7	275	275	2	336	336
Other	11	425	425	2	147	147

Total residential real estate	42	1,389	1,389	19	1,121	1,121

Commercial real estate
Rate modification	3	1,618	1,618	2	310	310
Term extension	2	4,031	4,031	7	2,448	2,448
Payment modification	—	—	—	7	17,578	17,578
Bankruptcy	—	—	—	3	3,162	3,162
Other	1	87	87	—	—	—

Total commercial real estate	6	5,736	5,736	19	23,498	23,498

Commercial Non Real Estate
Rate modification	—	—	—	1	1,067	1,067
Term extension	10	438	438	8	1,127	1,127
Payment modification	1	36	36	3	2,051	1,416
Bankruptcy	1	10	10	—	—	—
Other	—	—	—	—	—	—

Total commercial non real estate	12	484	484	12	4,245	3,610

Agriculture
Rate modification	—	—	—	—	—	—
Term extension	3	831	831	3	768	768
Payment modification	—	—	—	4	6,196	6,196
Bankruptcy	—	—	—	—	—	—
Other	2	511	511	—	—	—

Total agriculture	5	1,342	1,342	7	6,964	6,964

Consumer
Rate modification	—	—	—	2	11	11
Term extension	2	15	15	5	30	30
Payment modification	1	2	2	—	—	—
Bankruptcy	—	—	—	—	—	—
Other	2	9	9	—	—	—

Total consumer	5	26	26	7	41	41

Total non-accruing	70	$8,977	$8,977	64	$35,869	$35,234

Change in recorded investment due to principal paydown at time of modification	—	—	—	—	—	—
Change in recorded investment due to chargeoffs at time of modification	—	—	—	1	$635	—

For the years ended September 30, 2014 and 2013, the table below represents defaults on loans that were first modified during the respective fiscal year, that became 90 days or more delinquent or were charged-off during the respective fiscal year.

($ in thousands)	Years Ended September 30, 2014		Years Ended September 30, 2013
	Number of Loans	Recorded Investment	Number of Loans	Recorded Investment
Residential real estate	11	$419	5	$647
Commercial real estate	—	—	7	4,401
Commercial non real estate	8	313	1	1,067
Agriculture	2	935	6	5,739
Consumer	1	—	—	—

	22	$1,667	19	$11,854

The majority of loans that were modified and subsequently became 90 days or more delinquent have remained on nonaccrual status since the time of modification.